Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Other Intangible Assets [Abstract]
Other Intangible Assets
Note 15 - Other Intangible Assets

Acquired Intangible Assets

	December 31, 2012
		Weighted
		Remaining
	Gross	average
	carrying	amortization	Accumulated	Net
	amount	period	amortization	amount
Amortizing intangible assets:
Franchise agreement	$857	1.3 yrs	$(689)	$168
Brand name	274	1.3 yrs	(208)	66
Customer relationship	408	4.1 yrs	(253)	155
Licenses	147	5.6 yrs	(64)	83
Total	$1,686		$(1,214)	$472

	December 31, 2011
		Weighted
		Remaining
	Gross	average
	carrying	amortization	Accumulated	Net
	amount	period	amortization	amount
Amortizing intangible assets:
Franchise agreement	$857	2.3 yrs	$(538)	$319
Brand name	274	2.3 yrs	(158)	116
Customer relationship	281	1 yrs	(228)	53
Licenses	147	6.6 yrs	(49)	98
Total	$1,559		$(973)	$586

The expected intangible assets amortization expense for each of the next five years and thereafter is as follows:

2013	225
2014	75
2015	75
2016 and thereafter	97
$472

Aggregate amortization expense for amortizing intangible assets was $319, $311 and $241 for the years ended December 31, 2010, 2011 and 2012, respectively.